Debt Outstanding Debt (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Principal Outstanding	$ 7,104.8	$ 6,985.0
Fair Value Hedge Accounting Adjustments	33.8	55.0
Unamortized Discount	(14.3)	(12.0)
Debt Obligations - Carrying Value	7,124.3	7,028.0
Less: Short-term obligations and current maturities of long-term obligations	93.1	1,272.8
Long-term Obligations	7,031.2	5,755.2
Commercial Paper [Member]
Debt Instrument [Line Items]
Principal Outstanding	50.0	900.0
Debt Obligations - Carrying Value	50.0	900.0
Senior Notes [Member]
Debt Instrument [Line Items]
Debt Obligations - Carrying Value	7,019.5	6,093.0
Debt Instrument, Frequency of Periodic Payment	Interest on each of the senior notes is payable semi-annually.
Debt Instrument, Call Feature	Each of the notes may be redeemed at any time at a redemption price of 100% of the principal amount plus a specified make-whole premium plus accrued interest
Senior Notes [Member] | 2.15% Senior Notes Due 2012 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	2.15%
Debt Instrument, Maturity Year	2012
Principal Outstanding	0	350.0
Senior Notes [Member] | 2.05% Senior Notes Due 2014 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	2.05%
Debt Instrument, Maturity Year	2014
Effective Interest Rate	1.11%
Principal Outstanding	300.0	300.0
Senior Notes [Member] | 3.25% Senior Notes Due 2014 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	3.25%
Debt Instrument, Maturity Year	2014
Effective Interest Rate	1.53%
Principal Outstanding	400.0	400.0
Senior Notes [Member] | 3.20% Senior Notes due 2015 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	3.20%
Debt Instrument, Maturity Year	2015
Effective Interest Rate	1.56%
Principal Outstanding	450.0	450.0
Senior Notes [Member] | 5.00% Senior Notes due 2015 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	5.00%
Debt Instrument, Maturity Year	2015
Effective Interest Rate	5.14%
Principal Outstanding	250.0	250.0
Senior Notes [Member] | 3.20% Senior Notes Due 2016 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	3.20%
Debt Instrument, Maturity Year	2016
Effective Interest Rate	3.21%
Principal Outstanding	900.0	900.0
Senior Notes [Member] | 2.25% Senior Notes Due 2016 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	2.25%
Debt Instrument, Maturity Year	2016
Effective Interest Rate	2.29%
Principal Outstanding	1,000.0	1,000.0
Senior Notes [Member] | 1.85% Senior Notes Due 2018 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	1.85%
Debt Instrument, Maturity Year	2018
Effective Interest Rate	1.85%
Principal Outstanding	500.0	0
Senior Notes [Member] | 4.70% Senior Notes due 2020 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	4.70%
Debt Instrument, Maturity Year	2020
Effective Interest Rate	4.70%
Principal Outstanding	300.0	300.0
Senior Notes [Member] | 4.50% Senior Notes Due 2021 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	4.50%
Debt Instrument, Maturity Year	2021
Effective Interest Rate	4.58%
Principal Outstanding	1,000.0	1,000.0
Senior Notes [Member] | 3.60% Senior Notes Due 2021 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	3.60%
Debt Instrument, Maturity Year	2021
Effective Interest Rate	4.29%
Principal Outstanding	1,100.0	1,100.0
Senior Notes [Member] | 3.15% Senior Notes Due 2023 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	3.15%
Debt Instrument, Maturity Year	2023
Effective Interest Rate	3.21%
Principal Outstanding	800.0	0
Other Debt [Member]
Debt Instrument [Line Items]
Principal Outstanding	54.8	35.0
Debt Obligations - Carrying Value	$ 54.8	$ 35.0